Consolidated Statements of Changes in Equity - CLP ($) $ in Thousands	Allocated Capital [Member]	Treasury shares	Reserve for Exchange Differences in Translation [Member]	Reserve for Cash Flow Hedges [Member]	Reserve for Gains and Losses for Defined Benefit Plans [Member]	Reserve of Gains and Losses on Remeasuring Available-for-Sale Financial Assets [Member]	Other Miscellaneous Reserves [Member]	Other Reserves [Member]	Retained Earnings [Member]	Equity Attributable to Owners of Parent [Member]	Non-controlling Interests [Member]	Total
Increase (decrease) due changes in accounting policies									$ (2,702,470)	$ (2,702,470)	$ (44,691)	$ (2,747,161)
Equity at beginning of period as restated	$ 2,229,108,975		$ 6,976,383	$ (32,849,736)		$ 11,284	$ (971,468,479)	$ (997,330,548)	1,748,903,113	2,980,681,540	803,532,956	3,784,214,496
Equity beginning balance at Dec. 31, 2017	2,229,108,975		6,976,383	(32,849,736)		11,284	(971,468,479)	(997,330,548)	1,751,605,583	2,983,384,010	803,577,647	3,786,961,657
Comprehensive income
Profit (loss)									361,709,937	361,709,937	51,137,820	412,847,757
Other comprehensive income (loss)			94,678,453	(159,020,809)	$ 43,204	(243)		(64,299,395)		(64,299,395)	10,562,995	(53,736,400)
TOTAL COMPREHENSIVE INCOME										297,410,542	61,700,815	359,111,357
Share issuance	1,725,382,504									1,725,382,504		1,725,382,504
Dividends									(195,858,641)	(195,858,641)	(19,603,211)	(215,461,852)
Increase (decrease) from other changes					(43,204)		(403,562,193)	(403,605,397)	43,204	(403,562,193)	92,644,186	(310,918,007)
Increase (decrease) due to portfolio transactions		$ (72,388,009)								(72,388,009)		(72,388,009)
Increase (decrease) due to changes in subsidiary interests that do not lead to loss of control							(910,437,224)	(910,437,224)		(910,437,224)	(685,339,484)	(1,595,776,708)
Total changes in equity	1,725,382,504	(72,388,009)	94,678,453	(159,020,809)		(243)	(1,313,999,417)	(1,378,342,016)	165,894,500	440,546,979	(550,597,694)	(110,050,715)
Equity ending balance at Dec. 31, 2018	3,954,491,479	(72,388,009)	101,654,836	(191,870,545)		11,041	(2,285,467,896)	(2,375,672,564)	1,914,797,613	3,421,228,519	252,935,262	3,674,163,781
Comprehensive income
Profit (loss)									296,153,605	296,153,605	19,939,613	316,093,218
Other comprehensive income (loss)			64,461,733	(99,135,975)	(5,488,506)	(2,657)		(40,165,405)		(40,165,405)	5,309,611	(34,855,794)
TOTAL COMPREHENSIVE INCOME										255,988,200	25,249,224	281,237,424
Dividends									(197,359,062)	(197,359,062)	(16,578,349)	(213,937,411)
Increase (decrease) from other changes	(72,388,009)	72,388,009			5,488,506		4,840,328	10,328,834	(5,488,505)	4,840,329	979,529	5,819,858
Total changes in equity	(72,388,009)	$ 72,388,009	64,461,733	(99,135,975)		(2,657)	4,840,328	(29,836,571)	93,306,038	63,469,467	9,650,404	73,119,871
Equity ending balance at Dec. 31, 2019	3,882,103,470		166,116,569	(291,006,520)		8,384	(2,280,627,568)	(2,405,509,135)	2,008,103,651	3,484,697,986	262,585,666	3,747,283,652
Comprehensive income
Profit (loss)									(50,860,313)	(50,860,313)	(1,526,522)	(52,386,835)
Other comprehensive income (loss)			(62,466,476)	188,060,425	(6,076,332)	(6,601)	18,982	119,529,998		119,529,998	(174,037)	119,355,961
TOTAL COMPREHENSIVE INCOME										68,669,685	(1,700,559)	66,969,126
Dividends									(203,729,201)	(203,729,201)	(18,163,142)	(221,892,343)
Increase (decrease) from other changes					$ 6,076,332		2,277,320	8,353,652	(6,076,332)	2,277,320	(363,256)	1,914,064
Total changes in equity			(62,466,476)	188,060,425		(6,601)	2,296,302	127,883,650	(260,665,846)	(132,782,196)	(20,226,957)	(153,009,153)
Equity ending balance at Dec. 31, 2020	$ 3,882,103,470		$ 103,650,093	$ (102,946,095)		$ 1,783	$ (2,278,331,266)	$ (2,277,625,485)	$ 1,747,437,805	$ 3,351,915,790	$ 242,358,709	$ 3,594,274,499